Annual Fund Operating Expenses - Invesco Global Real Estate Income Fund - Class R	Feb. 20, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.26%	[1]
Expenses (as a percentage of Assets)	1.51%

[1]	Other Expenses are based on estimated amounts for the current fiscal year.